OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2012	2011
	$	$

Prepaid expenses	138	21
Government institutions	106	56

Others	67	28

	311	105